Share Based Compensation (Details) - Schedule of share option activities - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022		Jun. 30, 2022
Schedule of Share Option Activities [Abstract]
Number of options outstanding (in Shares)	6,549,067
Weighted average exercise price options outstanding	$ 0.46
Weighted average remaining contract life years options outstanding	4 years 4 months 6 days
Weighted average grant date fair value options outstanding	$ 0.32
Aggregate intrinsic value options outstanding (in Dollars)	$ 31,620,241
Number of granted (in Shares)	522,000		6,816,417
Weighted average exercise price granted	$ 2.87		$ 0.48
Weighted average remaining contract life years granted	4 years 9 months		4 years 4 months 6 days
Weighted average grant date fair value granted	$ 0.75		$ 0.32
Aggregate intrinsic value options granted (in Dollars)
Number of forfeited (in Shares)	(72,525)		(267,350)
Weighted average exercise price forfeited	$ 1.28		$ 0.87
Weighted average remaining contract life years forfeited
Weighted average grant date fair value forfeited	$ 0.92
Aggregate intrinsic value options forfeited (in Dollars)
Number of expired (in Shares)		[1]
Weighted average exercise price expired		[1]
Weighted average remaining contract life years expired		[1]
Weighted average grant date fair value expired		[1]
Aggregate intrinsic value options expired (in Dollars)
Number of exercised (in Shares)
Weighted average exercise price exercised
Weighted average remaining contract life years exercised
Weighted average grant date fair value exercised
Aggregate intrinsic value options exercised (in Dollars)
Number of options outstanding (in Shares)	6,998,542		6,549,067
Weighted average exercise price options outstanding	$ 0.61		$ 0.46
Weighted average remaining contract life years options outstanding	3 years 11 months 12 days		4 years 4 months 6 days
Weighted average grant date fair value options outstanding	$ 1.31		$ 0.32
Aggregate intrinsic value options outstanding (in Dollars)	$ 61,144,894		$ 31,620,241
Number of options vested and exercisable (in Shares)	3,937,556	[1]	3,749,591
Weighted average exercise price options vested and exercisable	$ 0.05	[1]	$ 0.03
Weighted average remaining contract life years options vested and exercisable	3 years 6 months 14 days	[1]	3 years 11 months 12 days
Weighted average grant date fair value options vested and exercisable	$ 1.58	[1]	$ 0.42
Aggregate intrinsic value options options vested and exercisable (in Dollars)	$ 36,722,708	[1]	$ 19,714,484

[1]	As of December 31, 2022, the Company has not issued ordinary shares for certain vested and exercised options, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The recipient does not have voting right before the shares were issued.